As filed with the Securities and Exchange Commission on April 17, 2019

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post Effective Amendment No. 297	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 298	[X]

(Check appropriate box or boxes)

ALPS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
(Address of Principal Executive Offices)

(303) 623-2577
Registrant’s Telephone Number

Sharon Akselrod, Assistant Secretary
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective:

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 297 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on April 17, 2019.

ALPS ETF TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	April 17, 2019
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	April 17, 2019
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee and Chairman	April 17, 2019
Rick A. Pederson*

/s/ Edmund J. Burke	Trustee and President	April 17, 2019
Edmund J. Burke

/s/ Kathryn Burns	Treasurer	April 17, 2019
Kathryn Burns

*	Signature affixed by Sharon Akselrod pursuant to a power of attorney dated June 4, 2018.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase